[LOGO]
WESTERN RESERVE LIFE
ASSURANCE CO. OF OHIO
                                                 Western Reserve Life Assurance
                                                   Co of Ohio
                                                 Home Office
                                                 Columbus, Ohio
                                                 Administrative Offices
                                                 4333 Edgewood Road NE
                                                 PO Box 3183
                                                 Cedar Rapids, Iowa 52406-3183


                                 May 3, 2002




Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


RE:   WRL Series Life Corporate Account
      File No. 333-57681

Gentlemen:

         On behalf of the above-referenced registrant, and in lieu of filing a prospectus pursuant to Rule 497(b) under the Securities Act of 1933, as amended, I hereby certify pursuant to Rule 497(j) that the form of prospectus that would have been filed would not have differed from the prospectus contained in the registrant's most recent registration statement filed with the Securities and Exchange Commission on April 29, 2002.

         Please contact the undersigned at (319) 247-6115 if you have any questions about this filing.


                                              Sincerely,

                                              /s/ Karen J. Epp
                                              ----------------
                                              Karen J. Epp
                                              Senior Attorney








Member of the AEGON Group